Summary of Significant Accounting Policies - Schedule of Reconciliation of Changes in the Chargeback Accounts (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reconciliation Of Changes In The Chargeback Accounts [Line Items]
Beginning Balance	$ 2,178	$ 0
Provision	8,981	2,178
Credits/payments made	(5,763)	0
Ending Balance	$ 5,396	$ 2,178